Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Right-of-use assets and lease liabilities
11. Right-of-use assets and lease liabilities
The Consolidated Statements of Financial Position includes the following amounts related to leases:

	December 31	December 31
	2024	2023
Right-of-use assets
Land & land improvements	$17,112	$18,219
Buildings	23,445	17,004
Machinery & equipment	19,800	22,165
Motor vehicles	4,331	4,053
	$64,688	$61,441

Lease liabilities
Current	$12,386	$11,737
Non-Current	55,967	53,744
	$68,353	$65,481

For the year ended December 31, 2024, additions to right-of-use assets for new leases, lease modifications and lease related obligations totaled $14,665.
For the year ended December 31, 2023, additions to right-of-use assets for new leases, lease modifications and lease related obligations totaled $11,678.
In 2024 and 2023, Management did not identify any events or changes in circumstances to indicate that the carrying amount may not be recoverable.
The Consolidated Statements of Income includes the following amounts related to leases:

	2024	2023	2022
Depreciation expense on right-of-use assets
Land & land improvements	$2,232	$1,849	$1,634
Buildings	2,211	2,153	1,998
Machinery & equipment	5,806	6,062	6,015
Motor vehicles	1,395	1,179	985
	$11,644	$11,243	$10,632

Interest expense on lease liabilities	$3,798	$3,047	$2,038
Expenses relating to short-term leases,
including leases with a term of one month or less	$27,395	$22,433	$14,355
Expense relating to leases of low-value assets that
are not shown above as short-term leases	$21	$46	$434